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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RK Capital Management, LLC
                 --------------------------------------------------
   Address:      3033 E. First Avenue, Suite 307, Denver, CO  80206
                 --------------------------------------------------

Form 13F File Number: 028-12689
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Scott A. Bennewitz
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   (303) 394-0101
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Scott A. Bennewitz          Denver, Colorado   February 7, 2012
   -------------------------------    -----------------   ----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 41
                                        --------------------

Form 13F Information Table Value Total: $147,754
                                        --------------------
                                            (thousands)

List of Other Included Managers: None.

                                        2
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                           FORM 13F INFORMATION TABLE

                                       13F
                                   12/31/2011

           Column 1            Column 2 Column 3 Column 4        Column 5          Column 6  Column 7      Column 8
------------------------------ -------- -------- -------- ----------------------- ---------- -------- -------------------
                               Title of          Value (x Shares or PRN  SH/ Put/ Investment  Other    Voting Authority
        Name of Issuer          Class    Cusip    1,000)     Amount      PRN Call Discretion Managers  Sole   Shared None
-------------------------------------------------------------------------------------------------------------------------
ACACIA RESH CORP               COM      00388130 1,902    52,100         SH          Sole             52,100
ACTIVE NETWORK INC             COM      00506D10 2,081    153,002        SH          Sole             153,002
AKORN INC                      COM      00972810 3,430    308,485        SH          Sole             308,485
ALLOT COMMUNICATIONS LTD       COM      M0854Q10 6,463    425,191        SH          Sole             425,191
AMERICAS CAR MART INC          COM      03062T10 4,360    111,279        SH          Sole             111,279
AMERIGON INC                   COM      03070L30 2,080    145,868        SH          Sole             145,868
ARRIS GROUP INC                COM      04269Q10 1,838    169,900        SH          Sole             169,900
AXT INC                        COM      00246W10 3,059    733,500        SH          Sole             733,500
BALLY TECHNOLOGIES INC         COM      05874B10 2,947    74,500         SH          Sole             74,500
BANK OF THE OZARKS INC         COM      06390410 4,995    168,580        SH          Sole             168,580
CACI INTL INC                  COM      12719030 3,635    65,000         SH          Sole             65,000
CEVA INC                       COM      15721010 1,865    61,626         SH          Sole             61,626
CHART INDS INC                 COM      16115Q30 3,415    63,161         SH          Sole             63,161
CLARCOR INC                    COM      17989510 2,475    49,500         SH          Sole             49,500
DELUXE CORP                    COM      24801910 6,236    273,975        SH          Sole             273,975
DIGITALGLOBE INC               COM      25389M87 5,652    330,343        SH          Sole             330,343
EXPONENT INC                   COM      30214U10 2,758    59,995         SH          Sole             59,995
GEO GROUP INC                  COM      36159R10 5,482    327,300        SH          Sole             327,300
GORMAN RUPP CO                 COM      38308210 2,069    76,217         SH          Sole             76,217
GRAHAM CORP                    COM      38455610 5,162    230,050        SH          Sole             230,050
GSI GROUP INC CDA NEW          COM      36191C20 3,602    352,075        SH          Sole             352,075
HITTITE MICROWAVE CORP         COM      43365Y10 2,125    43,025         SH          Sole             43,025
IPG PHOTONICS CORP             COM      44980X10 2,743    81,000         SH          Sole             81,000
JAZZ PHARMACEUTICALS INC       COM      G5087110 5,272    136,473        SH          Sole             136,473
LSB INDS INC                   COM      50216010 1,319    47,055         SH          Sole             47,055
MAIDENFORM BRANDS INC          COM      56030510 2,322    126,890        SH          Sole             126,890
MARTEN TRANS LTD               COM      57307510 4,258    236,665        SH          Sole             236,665
MEADOWBROOK INS GRP INC        COM      58319P10 4,752    444,900        SH          Sole             444,900
METTLER TOLEDO INTERNATIONAL   COM      59268810 6,765    45,800         SH          Sole             45,800
NANOMETRICS INC                COM      63007710 1,763    95,704         SH          Sole             95,704
NATUS MEDICAL INC DEL          COM      63905010 2,738    290,300        SH          Sole             290,300
NVE CORP                       COM      62944520 6,365    114,617        SH          Sole             114,617
ODYSSEY MARINE EXPLORATION INC COM      67611810 1,982    723,421        SH          Sole             723,421
OPLINK COMMUNICATIONS INC      COM      68375Q40 4,023    244,245        SH          Sole             244,245
PACIFIC CONTINENTAL CORP       COM      69412V10 1,012    114,368        SH          Sole             114,368
PENN NATL GAMING INC           COM      70756910 9,582    251,700        SH          Sole             251,700
SILGAN HOLDINGS INC            COM      82704810 3,845    99,500         SH          Sole             99,500
TREX CO INC                    COM      89531P10 1,993    87,000         SH          Sole             87,000
TYLER TECHNOLOGIES INC         COM      90225210 3,722    123,602        SH          Sole             123,602
UMPQUA HLDGS CORP              COM      90421410 2,639    213,000        SH          Sole             213,000
WET SEAL INC                   COM      96184010 3,030    929,300        SH          Sole             929,300